Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2045 Fund	Apr. 30, 2021
LifePath Dynamic 2045 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.71%
5 Years	11.79%
10 Years	9.31%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Investor A Shares
Average Annual Return:
1 Year	8.04%
5 Years	10.43%
10 Years	8.35%
Investor C Shares
Average Annual Return:
1 Year	12.16%
5 Years	10.76%
10 Years	8.27%
Institutional Shares
Average Annual Return:
1 Year	14.31%
5 Years	11.90%
10 Years	9.20%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.28%
5 Years	9.88%
10 Years	7.67%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.50%
5 Years	8.69%
10 Years	6.94%
Class R Shares
Average Annual Return:
1 Year	13.73%
5 Years	11.39%
10 Years	8.69%